Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Repayment schedule [Abstract]
Project debt		$ 5,475,208	$ 5,218,820	$ 5,218,820
Repayments of project debt				211,441	$ 366,050
Amount of financial income			36,600
Abengoa [Member] | Solana [Member]
Repayment schedule [Abstract]
Repayments of project debt	$ 52,500	$ 42,500
Remainder of 2018 [Member]
Repayment schedule [Abstract]
Payment of interests accrued			21,010	21,010
Nominal repayment			140,526	140,526
Between January and June 2019 [Member]
Repayment schedule [Abstract]
Project debt			100,473	100,473
Between July and December 2019 [Member]
Repayment schedule [Abstract]
Project debt			147,033	147,033
2020 [Member]
Repayment schedule [Abstract]
Project debt			259,552	259,552
2021 [Member]
Repayment schedule [Abstract]
Project debt			271,441	271,441
2022 [Member]
Repayment schedule [Abstract]
Project debt			301,052	301,052
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt			$ 3,977,633	$ 3,977,633